REVOLVING LOAN AND PROMISSORY NOTE - RELATED PARTY - March 2023 Promissory Note (FY) (Details) - Affiliated Entity - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Mar. 15, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Credit facility and other loans	$ 1,000		$ 1,000		$ 5,150
March 2023 Promissory Note | Promissory Note
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,000	$ 1,000
Interest rate	10.00%		10.00%	10.00%
Default interest rate				0.20
Credit facility and other loans	$ 1,000		$ 1,000		$ 0
Interest expense, debt	23	$ 109	86
Accrued interest	$ 109		$ 86